SUPPLEMENTAL CASH FLOW INFORMATION - Schedule (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash Flow Statement [Abstract]
Interest paid	$ 129	$ 136	$ 289	$ 203
Income taxes paid	$ 40	$ 32	$ 282	$ 242